PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	$ 924		Rp 8,078		Rp 12,976
Others		Rp 58	63	Rp 48
Long service employee benefit cost (Note 30)		53
Employee benefit cost		1,449	1,176	1,600
Amounts recognized in OCI		(4,455)	(2,520)	5,418
Deferred tax effect at the applicable tax rates		859	411	(598)
Defined benefit plan actuarial gain (loss) - net of tax	$ (256)	(3,596)	(2,109)	4,820
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			690		777
Employee benefit cost		258	136	113
Amounts recognized in OCI		125	(107)	14
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			996		1,407
Employee benefit cost		253	167	335
Amounts recognized in OCI		(158)	(634)	2,559
Defined benefit plan actuarial gain (loss) - net of tax		(158)	(634)	2,559
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			366		367
Employee benefit cost		81	33	32
Amounts recognized in OCI		(15)	(15)	24
Defined benefit plan actuarial gain (loss) - net of tax		(15)	(15)	24
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			6,026		10,372
Others		0	0	0
Employee benefit cost		804	840	1,120
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			2,209		3,852
Employee benefit cost		142	314	342
Amounts recognized in OCI		(1,554)	(561)	514
Defined benefit plan actuarial gain (loss) - net of tax		(1,554)	(561)	514
Others
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			0		1
The company | Funded pension
Disclosure of defined benefit plans [line items]
Employee benefit cost		545	362	511
Defined benefit plan actuarial gain (loss) - net of tax		(2,942)	(1,116)	1,236
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			2,338		5,557
Employee benefit cost		545	362	511
Amounts recognized in OCI		(2,942)	(1,116)	1,236
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Employee benefit cost		0	1	69
Amounts recognized in OCI		0	7	934
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			1,479		Rp 962
Employee benefit cost		117	163	198
Amounts recognized in OCI		89	(94)	137
Defined benefit plan actuarial gain (loss) - net of tax		Rp 89	Rp (94)	Rp 137